Income Taxes - Income Taxes Refundable and Payable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income taxes refundable	$ 88.7	$ 169.0
Income taxes payable	(64.5)	(78.4)
Net income taxes refundable	$ 24.2	$ 90.6	$ 72.2